NOTE 13: WARRANT LIABILITY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Balance, beginning	$ 0	$ 0
Convertible debt conversion	1,317,916	0
Shares issued	303,427	0
Note conversion	83,254	0
Change in fair value of warrant liability	(1,598,425)	0
Total warrant liability	106,172	0
Less: non-current portion	(101,698)	0
Current portion of warrant liability	$ 4,474	$ 0